Document and Entity Information	15 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	Blue Earth, Inc.
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Central Index Key	0001422109
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	21,816,868
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 458,483	$ 659,009	$ 527,108
Accounts receivable, net	1,771,799	1,749,827	911,429
Costs and revenues in excess of billings	2,485,197	1,724,543	34,386
Inventory, net	325,445	221,548	473,451
Construction in progress	707,043	706,043
Prepaid expenses and deposits	860,296	921,917	540,251
Total Current Assets	6,608,263	5,982,887	2,486,625
PROPERTY AND EQUIPMENT, net	642,241	661,156	850,751
OTHER ASSETS
Deposits	52,408	52,408	42,106
Contracts and franchise, net	7,670,713	8,250,495	10,846,590
Total Other Assets	7,723,121	8,302,903	10,888,696
TOTAL ASSETS	14,973,625	14,946,946	14,226,072
CURRENT LIABILITIES
Accounts payable	2,438,885	2,088,459	1,191,497
Current portion of notes payable	475,690	503,386	533,701
Related party payables	1,375,978	1,976,995	378,609
Billings in excess of revenues	773,636	674,971	645,424
Deferred revenues	17,004	17,004	28,069
Accrued expenses	435,122	423,256	582,731
Payroll expenses payable	498,165	534,846	550,685
Preferred dividends payable	573,441	440,287	54,155
Line of credit payable	1,500,000
Warrant derivative liability			2,037,325
Total Current Liabilities	8,087,921	6,659,204	6,002,196
LONG TERM LIABILITIES
Long term portion of notes payable			979,338
Total Liabilities	8,087,921	6,659,204	6,981,534
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock value	498	510	200
Common stock value	21,817	20,883	18,703
Additional paid-in capital	42,955,921	42,332,298	33,771,622
Stock subscription receivable			(2,632,192)
Accumulated deficit	(36,092,532)	(34,065,949)	(23,913,795)
Total Stockholders' Equity	6,885,704	8,287,742	7,244,538
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 14,973,625	$ 14,946,946	$ 14,226,072

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	498,402	510,152	200,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	21,816,868	20,882,549	18,703,182
Common stock, shares outstanding	21,816,868	20,882,549	18,703,182

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement
REVENUES	$ 2,872,234	$ 1,960,740	$ 9,966,073	$ 5,315,664
COST OF SALES	1,993,792	1,305,257	6,383,645	2,838,277
GROSS PROFIT	878,442	655,483	3,582,428	2,477,387
OPERATING EXPENSES
Depreciation and amortization	597,860	630,489	2,541,961	1,209,769
General and administrative	2,074,128	2,045,894	12,311,157	14,434,071
Total Operating Expenses	2,671,988	2,676,383	14,853,118	15,643,840
LOSS FROM OPERATIONS	(1,793,546)	(2,020,900)	(11,270,690)	(13,166,453)
OTHER INCOME (EXPENSE)
Gain (loss) on derivative valuation		(173,993)	2,037,325	(749,166)
Other income			1	957
Interest expense	(72,723)	(7,108)	(185,970)	(49,324)
Loss on settlement of license			(164,667)
Loss on settlement of debt	(11,148)		(23,133)
Liquidated damages expense				(55,000)
Total Other Income (Expense)	(83,871)	(181,101)	1,663,556	(852,533)
LOSS BEFORE INCOME TAXES	(1,877,417)	(2,202,001)	(9,607,134)	(14,018,986)
INCOME TAX EXPENSE
NET LOSS	(1,877,417)	(2,202,001)	(9,607,134)	(14,018,986)
PREFERRED DIVIDENDS	(149,166)	(108,301)	(545,020)	(89,357)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (2,026,583)	$ (2,310,302)	$ (10,152,154)	$ (14,108,343)
BASIC AND DILUTED LOSS PER SHARE	$ (0.1)	$ (0.15)	$ (0.51)	$ (0.93)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING BASIC AND DILUTED	21,302,469	15,109,401	18,961,099	15,109,401

Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Subscription Receivable	Accumulated Deficit	Total Stockholders' Equity
Beginning Balance, amount at Dec. 31, 2010			$ 11,855	$ 12,240,166		$ (9,805,452)	$ 2,626,569
Beginning Balance, shares at Dec. 31, 2010			11,855,232
Common stock issued for options cancellation, shares			72,813
Common stock issued for options cancellation, value			73	95,712			95,785
Common stock issued for license, shares			150,000
Common stock issued for license, value			150	176,850			177,000
Common stock issued for acquisition of subsidiaries, shares			5,779,762
Common stock issued for acquisition of subsidiaries, value			5,780	10,164,229	(2,632,192)		7,537,817
Common shares issued for consulting services, shares			743,903
Common shares issued for consulting services, value			744	972,406			973,150
Common stock issued for employee incentives, shares			66,667
Common stock issued for employee incentives, value			66	114,601			114,667
Common stock issued for exercise of options, shares			34,805
Common stock issued for exercise of options, value			35	17,965			18,000
Stock option and warrant expense				7,809,893			7,809,893
Preferred shares and warrants issued for cash, shares		200,000
Preferred shares and warrants issued for cash, value		200		1,999,800			2,000,000
Net loss for the year end	(14,108,343)					(14,108,343)	(14,108,343)
Ending Balance, amount at Dec. 31, 2011	7,244,538	200	18,703	33,771,622	(2,632,192)	(23,913,795)	7,244,538
Ending Balance, shares at Dec. 31, 2011		200,000	18,703,182
Common shares issued for consulting services, shares			370,741
Common shares issued for consulting services, value			371	497,058			497,429
Stock option and warrant expense				4,892,060			4,892,060
Common stock issued upon conversion of debt, shares			1,220,501
Common stock issued upon conversion of debt, value			1,221	1,463,092			1,464,313
Common stock issued upon conversion of preferred stock and accrued dividends, shares		(70,750)	790,417
Common stock issued upon conversion of preferred stock and accrued dividends, value		(71)	790	105,448			106,167
Common stock issued for acquisition of project rights, shares			366,529
Common stock issued for acquisition of project rights, value			366	486,284			486,650
Common stock cancelled for technology, shares			(75,000)
Common stock cancelled for technology, value			(75)	(89,175)			(89,250)
Common stock cancelled for exercise of options, shares			(84,180)
Common stock cancelled for exercise of options, value			(84)	84
Common stock cancelled for stock subscription receivable, shares			(877,364)
Common stock cancelled for stock subscription receivable, value			(877)	(2,631,315)	2,632,192
Common stock issued for exercise of warrants and options, shares			467,723
Common stock issued for exercise of warrants and options, value			468	128,143			128,611
Preferred shares and warrants issued for cash and services, shares		380,902
Preferred shares and warrants issued for cash and services, value		381		3,598,007			3,598,388
Derivative attached to preferred stock	110,990			110,990			110,990
Net loss for the year end	(9,607,134)					(10,152,154)	(10,152,154)
Ending Balance, amount at Dec. 31, 2012	$ 8,287,742	$ 510	$ 20,883	$ 42,332,298		$ (34,065,949)	$ 8,287,742
Ending Balance, shares at Dec. 31, 2012		510,152	20,882,549

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (1,877,417)	$ (2,202,001)	$ (9,607,134)	$ (14,108,343)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	42,217	246,736	4,307,594	7,809,893
(Gain) loss on derivative valuation		173,993	(2,037,325)	749,166
Derivative attachment to preferred stock			110,990
Loss on settlement of debt	11,148		23,133
Loss on settlement of license			164,667
Stock issued for services	8,201	27,651	497,429	1,201,602
Depreciation and amortization	598,697	630,489	2,541,961	1,209,769
Amortization of debt discount	20,917		37,306
Changes in operating assets and liabilities:
Accounts receivable and billings in excess	(782,626)	(213,965)	(2,528,555)	32,800
Inventory	(103,897)	235,988	251,903	(347,174)
Construction in progress	(1,000)		(401,886)
Prepaid expenses and deposits	161,620	45,069	303,819	(355,989)
Accrued dividends payable		37,098	(240,921)	54,155
Accounts payable and accrued expenses-	462,718	(183,498)	1,048,163	(391,958)
Net Cash Used in Continuing Operating Activities	(1,459,422)	(1,276,636)	(5,528,856)	(4,146,079)
INVESTING ACTIVITIES
Acquisition of subsidiaries				(1,185,392)
Purchase of license				(100,000)
Purchase of property and equipment			(10,188)	(135,360)
Net Cash Used in Investing Activities			(10,188)	(1,420,752)
FINANCING ACTIVITIES
Proceeds from warrants exercised	281,450		91,950
Proceeds from related party loans	290,000		1,605,000	22,096
Proceeds from preferred stock		846,000	3,598,388	2,000,000
Acquisition of subsidiary				1,800,978
Proceeds from line of credit	1,500,000
Proceeds from notes payable			1,208,008
Repayment of notes payable	(62,554)	(28,496)	(825,787)	(1,629,231)
Repayment of related party loans	(750,000)	(11,059)	(6,614)
Net Cash Provided by Financing Activities	1,258,896	806,455	5,670,945	2,193,843
NET INCREASE (DECREASE) IN CASH	(200,526)	(470,181)	131,901	(3,372,988)
CASH AT BEGINNING OF PERIOD	659,009	527,108	527,108	3,900,096
CASH AT END OF PERIOD	458,483	56,927	659,009	527,108
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	30,518	7,108	83,625	49,324
NON CASH FINANCING ACTIVITIES:
Common stock issued upon conversion of debt	152,165		1,441,180
Common stock issued upon conversion of preferred stock	16,011		708
Common stock issued for debt discount	24,500
Common stock issued for line of credit	100,000
Common stock cancelled for technology			(253,917)
Common stock issued for acquisition of subsidiary				7,537,817
Common stock issued for license				177,000
Common stock cancelled for subscription			(2,632,192)
Common stock cancelled			(84)
Cashless exercise of warrants			147
Initial debt discounts on notes payable			71,172
Interest reclassification to notes payable			7,853
Preferred dividends declared			545,020
Warrant vesting recognized as a prepaid expense			513,294
Warrants exercised for accrued wages			36,660
Shares issued for construction in progress costs			$ 486,650

Description of Business	12 Months Ended
Dec. 31, 2012
Notes
Description of Business

Note 1 - Description of Business

Blue Earth, Inc. and subsidiaries (the “Company”), a Nevada corporation headquartered in Henderson, Nevada, is a provider of energy efficiency and renewable energy solutions for facilities primarily located in west coast states. The Company is a full servicer energy solutions provider. The Company provides energy efficiency services including energy management, energy audits and reducing energy consumption through retrofits of lighting, refrigeration and HVAC for small commercial business. The Company also develops, designs, builds and implements technologies such as solar, fuel cells and combined heat and power for alternative and renewable energy projects of less than 1 MW. The Company also finances renewable and alternative energy projects through industry relationships.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of March 31, 2013 consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $325,445. The Company does not have any work in progress.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Going Concern

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, or statements.

Note 2 - Significant Accounting Policies

Use of Estimates

The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). These accounting principles require management to make certain estimates, judgments and assumptions. Management believes that the estimates, judgments and assumptions upon which they rely are reasonable based upon information available to us at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the periods presented. The consolidated financial statements would be affected to the extent there are material differences between these estimates and actual results. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting any available alternative would not produce a materially different result. Significant estimates include the estimates of depreciable lives and valuation of property and equipment, valuation and amortization periods of intangible assets, valuation of derivatives, valuation of payroll tax contingencies, valuation of share-based payments, and the valuation allowance on deferred tax assets.

Principles of Consolidation

The consolidated financial statements for 2012 reflect the financial position and operations of the Company and its wholly- owned subsidiaries, Blue Earth Tech, Inc., (BET) Castrovilla, Inc., (Castrovilla), Blue Earth Energy Management, Inc,  (BEEM), HVAC Controls and Specialties, Inc. (HVAC), Ecolegacy Gas & Power, LLC (Eco), Xnergy, Inc. (Xnergy), Blue Earth Energy Management Services, Inc. (BEEMS) and Blue Earth Finance, Inc. (BEF). For the year ended December 31, 2011, the consolidated financial statements included the accounts of Blue Earth Tech, Inc, Castrovilla, Inc., and Blue Earth Energy Management, Inc. The 2011 consolidated financial statements also include the accounts of HVAC Controls and Specialties, Inc., Ecolegacy, LLC and Xnergy, Inc. from September 1, 2011.

Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents. There were no cash equivalents at December 31, 2012 and 2011.

Accounts Receivable

The Company records accounts receivable related to its construction contracts based on billings or on amounts due under the contractual terms. Accounts receivable throughout the year may decrease based on payments received, credits for change orders, or back charges incurred.

Management reviews accounts receivable periodically to determine if any receivables will potentially be uncollectible. Management’s evaluation includes several factors including the aging of the accounts receivable balances, a review of significant past due accounts, economic conditions, and our historical write-off experience, net of recoveries. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. The Company’s allowance for doubtful accounts was $58,233 and $193,218 as of December 31, 2012 and 2011, respectively.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the assets per the following table. Expenditures for additions and improvements are capitalized while repairs and maintenance are expensed as incurred.

Category	Depreciation Term
Leasehold improvements	20 years
Computer and office equipment	3 - 5 years
Equipment and tools	5 - 10 years
Vehicles	5 years

Intangible Assets

The Company records the purchase of intangible assets not purchased in a business combination in accordance with the ASC Topic 350 and records intangible assets acquired in a business combination in accordance with ASC Topic 805. In connection with the purchases of Castrovilla. and Xnergy. The Company has recorded $11,595,475 as the value of customer contracts and franchises. In 2011 the Company paid $277,000 for a license to energy conservation technology. The license was cancelled in 2012. These amounts are being amortized over their estimated useful lives of 5 years. The Company recorded amortization expense of $2,342,178 and $1,114,648 during the years ended December 31, 2012 and 2011, respectively. Annual amortization expense will be $2,319,075 through 2016.

Long-Lived Assets

Management evaluates the recoverability of the Company’s identifiable intangible assets and other long-lived assets in accordance with ASC Topic 360, which generally requires the assessment of these assets for recoverability when events or circumstances indicate a potential impairment exists. Events and circumstances considered by the Company in determining whether the carrying value of identifiable intangible assets and other long-lived assets may not be recoverable include, but are not limited to: significant changes in performance relative to expected operating results, significant changes in the use of the assets, significant negative industry or economic trends, a significant decline in the Company’s stock price for a sustained period of time, and changes in the Company’s business strategy. In determining if impairment exists, the Company estimates the undiscounted cash flows to be generated from the use and ultimate disposition of these assets. If impairment is indicated based on a comparison of the assets’ carrying values and the undiscounted cash flows, the impairment loss is measured as the amount by which the carrying amount of the assets exceeds the fair market value of the assets.

Fair Value Measurements

On January 1, 2008, the Company adopted the provisions of ASC Topic 820 “Fair Value Measurements and Disclosures”. ASC Topic 820 defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements. Excluded from the scope of ASC Topic 820 are certain leasing transactions accounted for under ASC Topic 840, “Leases.” The exclusion does not apply to fair value measurements of assets and liabilities recorded as a result of a lease transaction, but measured pursuant to other pronouncements within the scope of ASC Topic 820.

Advertising

The Company conducts advertising for the promotion of its services. In accordance with ASC Topic 720-35-25, advertising costs are charged to operations when incurred. Advertising costs aggregated $107,215 and $300,927 for the years ended December 31, 2012 and 2011, respectively.

Reclassifications

Certain amounts in the accompanying 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.

Reserve for Warranty

The Company has accrued a reserve for the estimated cost of completing warranted services. The reserve is $1,717 and $25,241 as of December 31, 2012 and 2011, respectively.

Revenue Recognition

The Company generates revenues from professional services contracts. Customers are billed, according to individual agreements. Revenues from professional services are recognized on a completed-contract basis, in accordance with ASC Topic 605-35, “Construction-Type and Production-Type Contracts.” Under the completed-contract basis, contract costs are recorded to a deferred asset account and billings and/or cash received are recorded to a deferred revenue liability account during the periods of construction. Costs include direct material, direct labor and subcontract labor. All revenues, costs, and profits are recognized in operations upon completion of the contract. A contract is considered complete when all costs except insignificant items have been incurred and final acceptance has been received from the customer. Corporate general and administrative expenses are charged to the periods as incurred. However, in the event a loss on a contract is foreseen, the Company will recognize the loss as incurred.

For uncompleted contracts, the deferred asset (accumulated contract costs) in excess of the deferred liability (billings and/or cash received) is classified under current assets as Costs in excess of billings on uncompleted contracts. The deferred liability (billings and/or cash received) in excess of the deferred asset (accumulated contract costs) is classified under current liabilities as Billings in excess of costs on uncompleted contracts. Contract retentions are included in accounts receivable.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year, and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized. A liability (including interest if applicable) is established in the consolidated financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Applicable interest is included as a component of income tax expense and income taxes payable.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2012, the tax years 2009 through 2011 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

The Company adopted the provisions of ASC Topic 740-10-25-09, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. The term “effectively settled” replaces the term “ultimately settled” when used to describe recognition, and the terms “settlement” or “settled” replace the terms “ultimate settlement” or “ultimately settled” when used to describe measurement of a tax position under ASC Topic 740. Topic 740-10-25-09 clarifies that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open.

Basic and Diluted Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the periods presented. Diluted net loss per common share is computed using the weighted average number of common shares outstanding for the period, and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options, stock warrants, convertible preferred stock or other common stock equivalents. Options to purchase 960,761 and 607,791 common shares and warrants to purchase 19,807,876 and 16,020,366 common shares were outstanding at December 31, 2012 and 2011, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. These options and warrants may dilute future earnings per share.

Stock-Based Compensation

The Company recognizes compensation expense for stock-based compensation in accordance with ASC Topic No. 718. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes method for stock options; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete.

The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Comprehensive Income

The Company has no items of other comprehensive income as of December 31, 2012 and 2011.

Accounting for Derivatives

The Company evaluates its options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging”. The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liability at the fair value of the instrument on the reclassification date.

Research and Development

In accordance with ASC Topic 730, “Research and Development”, expenditures for research and development of the Company’s products and services are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $582 and $14,230 for the years ended December 31, 2012 and 2011, respectively.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or its financial statements.

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of December 31, 2012 and 2011 consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $221,548 (net of $ 0 allowance) and $473,451 (net of $25,000 allowance), respectively. The Company does not have any work in progress.

Prepaid Expenses and Deposits

The components of the Company’s prepaid expenses as of December 31, are as follows:

	2012	2011
Consulting fees (term 1-9 months)	$696,868	$440,038
Royalties (term as earned per contract)	-	68,213
Insurance (term 11 months)	42,555	29,000
Deposits (term 1 month)	182,494	3,000
Total prepaid expenses	$921,917	$540,251

Technology License

On May 16, 2011, the Company purchased a license to energy conservation technology known as “SwitchGenie”. The purchase price was $100,000 and 150,000 shares of the Company’s common stock valued at $1.18 per share, which was the market price on the transaction closing date. The license also requires the Company to pay a royalty based upon SwitchGenie sales. The Company had prepaid $68,213 in royalties against the license as of December 31, 2011 which was included in prepaid expenses. The Company was amortizing the cost of the license over the expected life of 5 years and has recorded $13,850 and $9,233 of amortization expense during the year ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012 the Company returned the technology license to the licensor in exchange for 75,000 shares of common stock and terminated the exclusive license and entered into a non exclusive license and supply agreement.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes
Property and Equipment

Note 3 - Property and Equipment

The major classes of assets as of December 31, are as follows:

	2012	2011
Office and computer equipment	$342,405	$352,227
Manufacturing and installation equipment	272,488	260,624
Leasehold improvements	759,304	759,304
Vehicles	404,720	422,803
Sub Total	1,778,917	1,794,958
Accumulated Depreciation	(1,117,762)	(944,207)
Net	$661,156	$850,751

Depreciation expense was $213,633 and $105,985, for the years ended December 31, 2012 and 2011, respectively. Approximately $360,210 of the Company’s property and equipment serves as security against its long-term debt.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Notes
Fair Value of Financial Instruments

Note 4 - Fair Value of Financial Instruments

The Company follows the provisions of ASC 820 for fair value measurements of all nonfinancial assets and nonfinancial liabilities not recognized or disclosed at fair value in the financial statements on a recurring basis. The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The accounting standard established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Liabilities measured at fair value on a recurring and non-recurring basis consisted of the following at December 31, 2012 and 2011:

Total Carrying
	Value at	Fair Value Measurements at December 31, 2012
	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$-	$-	$-	$-

Total Carrying
	Value at	Fair Value Measurements at December 31, 2011
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$2,037,325	$-	$-	$2,037,325

The following is a summary of activity of Level 3 liabilities for the years ended December 31, 2012 and 2011:

Balance at December 31, 2010	$1,288,159
Change in fair value 2011	749,166
Balance at December 31, 2011	2,037,325
Change in fair value 2012	(2,037,325)
Balance at December 31, 2012	$0

The Company estimates the fair value of the warrant derivative liability utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected warrant term, expected volatility of our stock price over the expected warrant term, expected risk-free interest rate over the expected warrant term, and the expected dividend yield rate over the expected warrant term. The Company believes this valuation methodology is appropriate for estimating the fair value of the warrant derivative liability. The following table summarizes the assumptions the Company utilized to estimate the fair value of the warrant derivative liability at December 31, 2012 and 2011:

Assumptions	December 31, 2012	December 31, 2011
Expected term (years)	0.0	1.8 - 9.7
Expected volatility	178%	152%
Risk-free interest rate	3.64%	0.71% - 4.13%
Dividend yield	0.00%	0.00%

The expected warrant term is based on the remaining contractual term. The expected volatility is based on historical volatility. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related warrant at the valuation date. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the fair value would increase if a higher expected volatility was used, or if the expected dividend yield increased.

There were no changes in the valuation techniques during the years ended December 31, 2012 and December 31, 2011. The estimated fair value of certain financial instruments, including cash and cash equivalents and current liabilities, are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Notes
Commitments and Contingencies

Note 5 - Commitments and Contingencies

On March 1, 2011, the Board of Directors of the Company amended the employment agreements of Dr. Johnny R. Thomas and John C. Francis.  Each of their employment agreements dated September 1, 2010 were amended effective February 1, 2011, to increase their annual salaries by $75,000.  Johnny R. Thomas’s salary increased from $99,000 to $174,000 and John Francis’s salary from $75,000 to $150,000.

Johnny R. Thomas and John C. Francis were each awarded five-year performance warrants to purchase 1,000,000 shares each at an exercise price of $1.25 per share.  The warrants will vest if and when the Company achieves certain revenues, net income and/or EBITDA milestones for four trailing quarters.  For each executive officer, a total of 412,500 warrants vest upon four different milestones when annual revenues exceed revenue milestones increasing from $50 to $200 million.  Achieving net income levels in excess of $0.20/share to more than $0.50/share will vest 262,500 warrants upon four different milestones.  The remaining 325,000 warrants will vest upon four different milestones when the Company’s EBITDA performance exceeds $0.40/share to more than $1.00 per share. Mr. Thomas and Mr. Francis also have the right  to vest the warrants by exercising the warrants. Accordingly the value of the warrants has been expensed in the financial statements. In November 2012 the warrant exercise price was reduced to $0.01 per share, the term of warrants were extended to 10 years and the vesting criteria was amended to remove the milestone criteria and to effectively vest immediately.

Any warrants not vested for one milestone period are added on a cumulative basis to the following increment for potential vesting at the next milestone.  In the event that an officer is terminated without cause: (i) he shall receive a cash settlement of $75,000, and (ii) 50% of all unvested warrants issued under his employment agreement, as amended, shall vest immediately.  Except as set forth herein, the respective employment agreements remain unchanged and in full force and effect.

Legal Matters

The Company is subject to litigation of normal course of business. The Company records a liability for legal settlements when the amount is estimable and determined to be likely.

Operating Leases

The Company leases office and manufacturing facilities from unrelated parties under non cancellable operating leases. The leases are typically five years. As of December 31, 2012, future minimum lease payments are as follows:

Year	Amount
2013	$364,800
2014	296,910
2015	253,020
2016	241,020
2017	241,020
Thereafter	3,374,280
Total	$4,771,050

Stockholders' Equity Note	12 Months Ended
Dec. 31, 2012
Notes
Stockholders' Equity Note

Note 6 - Stockholders’ Equity

Preferred Stock

The Company is authorized to issue up to 25,000,000 shares of preferred stock having a par value of $0.001 per share.

During 2012 the Company issued 283,052 shares of its Series B preferred stock at $10 per share for proceeds of $2,830,520. Each share of Series B preferred stock is convertible to 10 shares of the Company’s common stock. The Series B preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series B preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series B Preferred Stock.

Preferred Stock

During 2011 the Company issued 200,000 shares of its Series A preferred stock at $10 per share for proceeds of $2,000,000. During the year ended December 31, 2012 the Company issued an additional 97,850 shares of Series A preferred stock for proceeds of $978,500. Each share of Series A preferred stock is convertible to 10 shares of common stock upon the Company’s common stock trading at $2.25 per share for 60 consecutive days. The Series A preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series A preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock.

During the year ended December 31, 2012, 70,750 shares of the Series B preferred stock with the related accrued dividends were converted to 790,417 shares of common stock. The Company has accrued a preferred dividend payable of $440,287 on the preferred stock as of December 31, 2012.

The Warrants attached to the Class A and B preferred stock are substantially the same. Upon the exercise of a Class A Warrant for the $3.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class B Common Stock Purchase Warrant (“Class B Warrant”) to purchase one share of Common Stock at $6.00 per share, subject to redemption and/or temporary reduction by the Company. The Class B Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class B Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. The Company determined the value of the Class A Warrants to be $1,087,881 using the Black-Scholes model. The Company allocated $497,792 of the $2,000,000 proceeds received from the Preferred Stock to the Class A Warrant and is amortizing the remaining $497,792 as a dividend expense over the 4 year term of the Warrants. The Company recognized $35,202 of additional dividend expense due to the Class A Warrants during the year ended December 31, 2011.

Upon the exercise of the Class B Warrant for the $6.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class C Common Stock Purchase Warrant (“Class C Warrant”) to purchase one share of Common Stock at $12.00 per share, subject to redemption and/or temporary reduction by the Company. The Class C Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class C Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. The Company will determine the value of the Class B Warrant when the Class A Warrants are exercised and the value of the Class C Warrant when the Class B Warrants are exercised.

Common Stock

The Company is authorized to issue up to 100,000,000 shares of common stock having a par value of $0.001 per share, of which 20,882,549 and  18,703,182 shares were issued and outstanding at December 31, 2012 and 2011, respectively.

During the year ended December 31, 2012 the Company issued 1,220,501 shares of its common stock upon the conversion of $1,464,313 of debt. The Company issued 790,417 shares of its common stock upon the conversion of 70,750 shares of preferred stock and accrued dividends of $111,924. The Company issued 366,529 shares of common stock for certain solar project rights valued at $486,650 and cancelled 75,000 shares of common stock for the termination of rights to technology valued at $253,917. The Company issued 370,741 shares for consulting services valued at $497,429 and 467,723 shares upon the exercise of warrants and options valued at $128,611. The Company cancelled 84,180 common shares as consideration for the exercise of warrants and 877,364 common shares in exchange for a stock subscription receivable.

During the year ended December 31, 2011 the Company issued 5,779,762 shares of its common stock to acquire subsidiaries valued at $7,537,817. The Company issued 150,000 shares of common stock for technology license rights valued at $177,000. The Company issued 743,903 shares for consulting services valued at $973,150, 66,667 shares as employee incentives valued at $114,667 and 34,805 shares upon the exercise of options valued at $18,000. The Company cancelled 72,813 common shares as consideration for the cancellation of options valued at $95,785.

Incentive Stock Option and Warrant Grants to Consultants and Employees

2009 Incentive Stock Option Plan

During the year ended December 31, 2012 the Company granted 372,970 stock purchase options to its employees under its 2009 Incentive Stock Option Plan. The options have a 10 year option period (1 year upon termination of employment) and are exercisable at $1.23 to $1.72 per share.

During the year ended December 31, 2011 the Company granted 547,791 stock purchase options to its employees under its 2009 Incentive Stock Option Plan. The options have a 10 year option period and are exercisable at $1.00 to $1.72 per share.

As of December 31, 2012, 3,590,128 shares were remaining under the 2009 Plan for future issuance.

Stock Purchase Warrants

During the year ended December 31, 2012 the Company granted 2,112,500 stock purchase warrants to a director (1,212,500) and executive employees (900,000). The warrants have a 5 to 10 year exercise period and are exercisable at $0.01 to $1.16 per share. The Company also granted 4,035,000stock purchase warrants to consultants. The warrants have a 1 to 10 year exercise period and are exercisable at $0.01 to $1.39 per share. The Company also granted 146,750 stock purchase warrants to the placement agents on its Class B preferred stock. The warrants have a 5 year exercise period and are exercisable at $1.75 per share. The Company also reset the exercise price for 3,597,500 options from $1.00 to $1.24 per share to $0.01 per share. The Company also issued 1,415,260 A warrants to the purchasers of the Class B preferred stock with an exercise period of 1 year and an exercise price $3.00.

During the year ended December 31, 2011 the Company granted 2,500,000 stock purchase warrants to executive employees. The warrants have a 5 to 10 year exercise period and are exercisable at $1.00 to $1.24 per share. The Company also granted 160,000 stock purchase warrants to consultants. The warrants have a 5 year exercise period and are exercisable at $1.15 per share. The Company also granted 69,000 stock purchase warrants to the placement agents on its Class A preferred stock. The warrants have a 5 year exercise period and are exercisable at $1.75 per share. The Company also issued 1,489,250 A warrants to the purchasers of the Class A preferred stock with an exercise period of 1 year and an exercise price of $3.00 per share.

The Company recorded compensation expense of $4,307,594 and $7,809,893 for the years ended December 31, 2012 and 2011, respectively, in connection with these stock warrants and options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of our stock price over the expected option term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted during the years ended December 31, 2012 and 2011:

	December 31,	December 31,
	2012	2011
Expected term (years)	5.0 - 10.0	5.0 - 10.0
Expected volatility	94.45-116.86%	160%
Weighted-average volatility	94.45-116.86%	160%
Risk-free interest rate	0.23-1.53%	3.99%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

The expected life is computed using the simplified method, which is the average of the vesting term and the contractual term. The expected volatility is based on historical volatility. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased. A summary of the Company’s stock option activity during the years ended December 31, 2012 and 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5.0
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	1,018,089
Granted	52,720	1.37	110
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	$1.58	8.2	$1,520,695
Exercisable, December 31, 2012	654,095	$1.52	8.2	$996,496

A summary of the Company’s warrant activity during the years ended December 31, 2012 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2010	11,870,116	$2.31		$27,457,223
Granted	2,660,000	2.53	5.00
Forfeited	(18,000)	1.00	--
Granted	1,489,250	3.00	1.00
Forfeited	(50,000)	1.25	--
Granted	69,000	1.75	5.00
Balance Outstanding, December 31, 2011	16,020,366	2.53	2.78	33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,412,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)
Balance Outstanding December 31, 2012	19,807,876	$1.63	7.04	$32,194,216
Exercisable, December 31, 2012	15,472,876	$1.85	7.04	$28,626,216

The Company expects all non-contingent outstanding employee stock options to eventually vest. As of December 31, 2012, there were total unrecognized compensation costs related to nonvested share-based compensation arrangements of $1,328,375 which is expected to be recognized over the respective vesting periods which extend through 2015. As of December 31, 2011, there were total unrecognized compensation costs related to nonvested share-based compensation arrangements of $412,389, which is expected to be recognized over the respective vesting periods which extend through 2013.

Income Taxes	12 Months Ended
Dec. 31, 2012
Notes
Income Taxes

Note 7 - Income Taxes

The Company files a consolidated U.S. income tax return that includes its U.S. subsidiary. The amounts provided for income taxes are as follows:

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Current (benefit) provision: federal	$--	$--
Current (benefit) provision: state	--	--
Total current provision	--	--
Deferred (benefit) provision	--	--
Deferred (benefit) provision relating to reduction of valuation allowance	--	--
Total deferred provision	--	--
Total provision (benefit) for income taxes from continuing operations	$--	$--

Significant items making up the deferred tax assets and deferred tax liabilities as of December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss carry forward	$3,736,000	$3,323,562
Warrant derivative liability	--	419,086
Capital loss carryover	381,600	--
Allowance for doubtful accounts	24,600	--
Related party accruals	17,800	--
Accrued vacation	28,100	--
Depreciation	35,800	--
Stock-based compensation	--	3,613,780
Amortization of intangible assets	--	374,271
Derivative attached to preferred stock	--	--
	4,223,900	7,730,699
Less: valuation allowance	(4,223,900)	(7,730,699)
Total deferred tax assets	---	--
Total deferred tax liabilities	---	--

Total net deferred tax assets (liabilities)	$—	$—

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. Accordingly, a valuation allowance was established in 2012 and 2011 for the full amount of our deferred tax assets due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the benefit of the deferred tax asset at December 31, 2012. The net changes in the valuation allowance during the year was an decrease of ($3,506,799) in 2012 and an increase of $4,796,837 in 2011.

At December 31, 2012, the Company had $8,853,000 of net operating loss carry forwards which will expire in various years through 2032. Under the provision of the Tax Reform Act of 1986, when there has been a change in an entity’s ownership of 50 percent or greater, utilization of net operating loss carry forwards may be limited. As a result of the Company’s equity transactions, the Company’s net operating losses may be subject to such limitations and may not be available to offset future income for tax purposes. Utilization of the net operating losses and credits may be subject to a substantial annual limitation due to the ownership change provisions of the Internal Revenue Code of 1986, as amended. The annual limitation may result in the expiration of net operating losses and credits before utilization and in the event we have a change of ownership, utilization of the carry forwards could be restricted.

The Company’s effective income tax expense (benefit) differs from the statutory federal income tax rate of 34% as follows:

	For the Year Ended	For the Year Ended
	December 31, 2012	December 31, 2011
Federal tax rate applied to loss before income taxes	34.0%	34.0%
State income taxes, net of federal benefit	3.5%	3.5%
Permanent differences	-0.9%	-0.9%
Change in valuation allowance	-39.4%	-39.4%
Other	2.8%	2.8%
Income tax expense (benefit)	0.0%	0.0%

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Notes
Concentration of Credit Risk

Note 8 - Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in the local currency in three financial institutions in the United States. The balance, at any given time, may exceed Federal Deposit Insurance Corporation insurance limits. As of December 31, 2012 and 2011, there was $57,405 and $30,883, respectively, in excess of insurable limits.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes
Related Party Transactions

Note 9 - Related Party Transactions

Employment Contracts

On March 1, 2011, the Board of Directors of the Company amended the employment agreements of Dr. Johnny R. Thomas and John C. Francis.  Each of their employment agreements dated September 1, 2010 were amended effective February 1, 2011, to increase their annual salaries by $75,000.  Johnny R. Thomas’s salary increased from $99,000 to $174,000 and John Francis’s salary from $75,000 to $150,000.

Johnny R. Thomas and John C. Francis were each awarded five-year performance warrants to purchase 1,000,000 shares each at an exercise price of $1.25 per share.  The warrants will vest if and when the Company achieves certain revenues, net income and/or EBITDA milestones for four trailing quarters.  For each executive officer, a total of 412,500 warrants vest upon four different milestones when annual revenues exceed revenue milestones increasing from $50 to $200 million.  Achieving net income levels in excess of $0.20/share to more than $0.50/share will vest 262,500 warrants upon four different milestones.  The remaining 325,000 warrants will vest upon four different milestones when the Company’s EBITDA performance exceeds $0.40/share to more than $1.00 per share. Mr. Thomas and Mr. Francis also have the right  to vest the warrants by exercising the warrants accordingly the value of the warrants has been expensed in the financial statements. In November 2012 the warrant exercise price was reduced to $0.01 per share , the term of warrants were extended to 10 years and the vesting criteria was amended to remove the milestone criteria and to effectively vest immediately.

Stock Subscription Receivables

On June 17, 2008, two of Xnergy Inc.’s former stockholders agreed to purchase the shares of another shareholder for $2,486,850. Concurrent with this agreement, Xnergy, Inc. agreed to issue a promissory note for the payment for the stock. The liability was recorded along with notes receivable from the purchasing stockholders. The notes receivable were assumed by the Company in the purchase of Xnergy, Inc. and have no repayment terms, are non interest bearing and are unsecured accordingly they are classified as stock subscription receivables. As of December 31, 2011, the receivables totaled $2,632,192. During the year ended December 31, 2012 the Company received and cancelled 877,364 shares of its common stock as satisfaction of the stock subscription receivables.

Related Party Payables

In connection with the purchase of Castrovilla and Xnergy, the Company entered into promissory notes to pay outstanding liabilities to the former shareholders. During the year ended December 31, 2012 the Company borrowed $1,605,000 from a director. The notes payable are secured by certain of the Company’s construction projects, due upon demand and bear interest at 12% per annum. A summary of the maturity of the related party payables is as follows:

Amount of
Principal Payments
Year	Due
2013	$1,976,995
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$1,976,995

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Notes
Accrued Expenses

Note 10 - Accrued Expenses

A summary of Accrued Expenses as of December 31, are as follows:

	2012	2011
Accrued Consulting Fees	$220,631	$178,224
Credit Cards Payable	149,122	181,318
Accrued Interest Payable	51,786	--
Reserve for Warranty	1,717	25,241
Warrant Exercise Liability	--	8,000
Total	$423,256	$394,530

Long Term Debt	12 Months Ended
Dec. 31, 2012
Notes
Long Term Debt

Note 11 - Long Term Debt

Bank Line of Credit

December 31, 2012
Bank line of credit, opened on April 16, 2008, maturity on April 15, 2013; $50,000 credit limit, adjustable interest rate currently at 5.5% , unsecured	$ 48,812

Promissory Notes Payable

The Company assumed promissory notes payable in connection with the purchase of Xnergy, Inc. and its subsidiary HVAC Controls, Inc. As a result of the purchase of Xnergy, Inc. by the Company the notes were rewritten. The notes payable are secured in part by the shares of the Company. The promissory notes now provide for interest at 7.75% per annum. During the year ended December 31, 2012 the Company issued 1,185,389 shares of its common stock upon the conversion of $1,391,188 of debt. During the year ended December 31, 2012 the Company received $500,000 from subordinated promissory notes payable. The notes accrue interest at 10% per annum, are unsecured and are due 6 months from the date of issuance. The Company repaid $50,000 of the subordinated promissory notes payable during the year ended December 31, 2012.

Amount of
Principal Payments
Year	Due
2013	$436,167
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$436,167

Automobile Contracts Payable

The Company has entered into purchase contracts for its vehicles.  The contracts bear interest at an average interest rate of approximately 5% per annum, are secured by the vehicles. The composition of these loans and notes payable are summarized in the table below:

Amount of
Principal Payments
Year	Due
2013	$18,407
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$18,407

Acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2012
Notes
Acquisition of Subsidiaries

Note 12 - Acquisition of Subsidiaries

Castrovilla, Inc.

Effective January 1, 2011, Castrovilla Energy, Inc., “Energy”, a newly formed subsidiary of Blue Earth Energy Management Services, Inc., which is a subsidiary of Blue Earth, Inc, entered into a merger agreement with Castrovilla, Inc. wherein Energy purchased all of the issued and outstanding shares of Castrovilla, Inc. for  1,011,095  shares of restricted common stock of Blue Earth, Inc.  These shares were valued based on the quoted market price on the effective date of the transaction, January 1, 2011, at $1.90 per share, or $1,921,081.

Immediately after the transaction, Energy ceased to exist and Castrovilla, Inc. became the surviving corporation, a wholly owned subsidiary of Blue Earth Energy Management Services, Inc..  Simultaneous with this purchase, Energy entered into an asset purchase agreement with Humitech of NC, LLC, “Humitech”, whereby the assets of Humitech and certain related liabilities were sold to Energy for  $150,000 cash and 267,857 restricted common shares of Blue Earth, Inc. valued based on the quoted market price on the effective date of the transaction, January 1, 2011, at $1.90 per share or $508,928.

The purchase resulted in a distributorship asset and customer base of $2,458,250.  The reason for the purchase was to expand the Company’s energy efficiency operations.  According to the purchase method of accounting, the acquisition was recorded as follows:

Purchase Price	Shares	Price	Total
Castrovilla	1,011,095	$1.90	$1,921,081
Humitech	267,857	$1.90	508,928
Cash			150,000
Total Purchase Price			$2,580,009
Assets at Fair Value
Cash			$ 466,620
Accounts receivable			325,199
Inventory			150,627
Property and equipment			53,088
Other assets			115,804
Distributorship and customer base			2,458,250
Total Assets			$ 3,569,588

Liabilities Assumed at Fair Value
Accounts payable and accrued expenses			$ 414,314
Notes payable			575,265
Cash			150,000
Equity			2,430,009

Total Liabilities and Equity			$ 3,569,588

The Company has recognized revenues of $3,858,020 for the year ended December 31, 2011 for Castrovilla. The Company has recognized a net loss $608,367 for the year ended December 31, 2011 for Castrovilla.

In the acquisition the Company issued an aggregate of 1,011,095 shares of its Common Stock, initially valued at $1.68 per share or $1,700,000 on the date the agreement was made, to the stockholders of Castrovilla, Inc. in exchange for all of the outstanding capital stock of Castrovilla, Inc.  All of the 1,279,762 shares issued in the Castrovilla Acquisition (collectively, the “Company Shares”) are subject to Lock-up/Leak-out and Guaranty Agreements, as amended.  The two Castrovilla, Inc. stockholders, John Pink, who continues as President of Castrovilla, Inc. and Adam Sweeney, together with Humitech (the “Stockholders”) could not sell any of the Company Shares for a six-month period beginning on the Effective Date of the Plan of January 1, 2011 and ending on June 30, 2011.  Thereafter and ending June 30, 2013, the three stockholders may sell up to 2,461 Company Shares per trading day in the aggregate until all Company Shares are sold (the “Lock-up Period”).  The Company contingently guaranteed (the “Guaranty”) to the Stockholders the net sales price of $1.68 per share, provided the Stockholders are in compliance with the terms and conditions of the Lock-up Agreement and the hereinafter described performance criteria are met.

A number of shares equal in value to fifty percent (50%) of the profits, if any, from the sale of shares above $3.36 per share during the Lock-up Period will be returned to the Company.  Any deficit from sales below $1.68 per share shall be paid (i) 50% in cash, and (ii) the remaining 50% in either cash or shares of Common Stock of the Company provided certain Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA) performance criteria are achieved as discussed in the next paragraph  (at their then current fair market value, or any combination thereof, at the sole discretion of the party making the payment).

In the event that Castrovilla Inc.'s EBITDA during the Lock-up Period is less than the budgeted amount of $722,000 of EBITDA per year for each of the years ended December 31, 2012 and 2013, the $1.68 per share guaranteed price shall be decreased by the same percentage decrease that EBITDA is below the projected $722,000 of EBITDA.  All of such calculations will be in accordance with GAAP and derived from the Company’s reviewed financial statements for the first three fiscal quarters of the fiscal year and audited financial statements for the full year.

The targeted EBITDA for the 12-month period from July 1, 2011 to June 30, 2012 is $722,000, or $180,500 per quarter (the quarterly rate of $180,500 is a constant for each quarter through to the end of the Lock-up/Guarantee period).  Therefore, the Targeted EBITDA for the 12-months ended December 31, 2011, was $722,000. The targeted EBITDA for each subsequent 12 month period shall be $722,000, which shall be compared to the actual performance for the most recent 12 month reporting period as illustrated above and multiplied times $1.68 to arrive at the guaranteed share price, if any. These targeted amounts may be reduced if a majority of the Board of Directors agree on budget changes which require an acceleration of expenses thereby affecting a current year’s budgeted EBITDA. No adjustment in the targeted amounts for guarantee purposes has been made and none is contemplated at this time. The Company does not anticipate any guaranty prior to April of 2012, due to the decision to expand Castrovilla's operations into several new states.

In addition, under the Plan, the Company paid $50,000 to an unaffiliated third party for an existing obligation of Castrovilla, Inc. The above described Castrovilla Acquisition was completed on January 19, 2011, with an effective date of January 1, 2011.  Pursuant to the terms and conditions of the Plan described above, Castrovilla Energy, Inc., a wholly-owned subsidiary of the Company, was merged with and into Castrovilla, Inc., the Surviving Corporation, on January 21, 2011.

Xnergy, Inc. and Subsidiary

On September 7, 2011 the Company acquired 100% of the outstanding common stock of Xnergy, Inc. and its wholly-owned subsidiary HVAC Controls & Specialties, Inc., a Carlsbad, California based energy services company (“Xnergy’). Simultaneously, the Company purchased all of the membership interests of ecoLegacy, LLC (“eco”), a California limited liability company, which serves as a financing vehicle for Xnergy. Xnergy provides a broad range of energy solutions including specialized mechanical engineering and the design, construction and implementation of energy savings projects, energy conservation, energy infrastructure outsourcing, power generation and energy supply and risk management.  Xnergy also provides comprehensive maintenance and service programs, including every aspect of heating, ventilation and air-conditioning (HVAC), mechanical systems for design-build to repair and retrofit services.

Xnergy has an alternative energy project pipeline opportunity of approximately $585 million. The projects are all located in California and the target clients are those that have a premium credit rating and have large energy needs. These candidates include hotels/casinos, industrial manufacturing, life sciences, telecommunications, medical, churches, pharma and public facilities. The $585 million alternative energy project pipeline is comprised of designing, building, implementing and servicing three cutting-edge alternative energy technologies: Solar PV, Geothermal and Fuel Cells.

The Company issued 4,500,000 shares of its common stock for all of the outstanding shares of Xnergy valued at $3.00 per share in the merger agreement. However, the common shares were subsequently valued at $1.72 per share for accounting purposes based upon the average closing price of the Company’s common stock from September 8, 2011 through trading on September 26, 2011.  The Company also assumed the obligation of $1,415,088 due to a former shareholder of Xnergy for the purchase of his shares by the exchanging shareholders of Xnergy. The Company assumed $143,681 of debt as the consideration for the purchase of ecoLegacy, a California limited liability company. Hence, for valuation purposes, the proper price/share for accounting purposes is $1.72/share or $7,740,000 for the shares plus the cash component as stated above.

The purchase resulted in a distributorship asset and customer base of $9,137,225.  The reason for the purchase was to expand the Company’s energy efficiency operations.  According to the purchase method of accounting, the acquisition was recorded as follows:

Purchase Price	Shares	Price	Total
Xnergy, Inc. and HVAC Controls & Specialties, Inc.	1,011,095	$1.90	$7,740,000
	267,857	$1.90
Total Purchase Price			7,740,000
Assets at Fair Value

Cash			$1,442,319
Receivables			710,437
Other current assets			150,278
Property and equipment			86,548
Related party receivable			2,632,192
Customer base			9,137,225
Total Assets			$ 14,158,999

Liabilities Assumed at Fair Value			575,265
Accounts payable			$ 379,227
Accrued liabilities			1,606,074
Notes payable			4,433,698
Equity			7,740,000
Total Liabilities and Equity			$ 14,158,999

The Company has recognized revenues of $1,457,643 for the four months ended December 31, 2011 for Xnergy and HVAC. The Company has recognized a net loss $962,723 for the four months ended December 31, 2011 for Xnergy and HVAC.

The table below presents, on a retroactive basis the condensed consolidated statements of operations for the periods presented to include the operations of Castrovilla and Xnergy.  In the above referenced acquisitions Castrovilla and Xnergy were not considered the predecessor for accounting purposes.  The pro forma condensed consolidated statements of operations are presented below for comparative purposes and to provide additional information and disclosure to the reader.

Proforma Condensed Consolidated Statement of Operations

December 31,
2011
Revenues	$8,682,109
Net Loss	$(7,244,198)

Operating Segments	12 Months Ended
Dec. 31, 2012
Notes
Operating Segments

Note 13 - Operating Segments

Operating segments are defined as components of an enterprise about which separate and discreet financial information is available and is evaluated regularly by the chief operating decision-maker in assessing performance and determining how to best allocate Company resources. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company has three principal operating segments: (1) construction of alternative energy facilities, (2) HVAC construction and management,  and (3) energy efficiency remediation.  These operating segments were delineated based on the nature of the products and services offered.

The Company evaluates the financial performance of the respective segments based on several factors, of which the primary measure is business segment income before taxes. The accounting policies of the business segments are the same as those described in ‘‘Note 2: Significant Accounting Policies.’’ All significant intercompany transactions and balances have been eliminated. The following tables show the operations of the Company’s reportable segments for the years ended December 31, 2012:

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2012
Revenues	$5,022,144	$1,499,108	$3,444,821	$9,966,073
Cost of revenues	3,800,141	773,809	1,809,695	6,383,645
Operating expenses	11,501,232	685,230	2,666,656	14,853,118
Other income (expense)	1,704,204	(6,625)	(34,023)	1,663,556
Net income (loss)	$(8,575,025)	$33,444	$(1,065,553)	$(9,607,134)

Total assets	$13,815,552	$280,513	$850,881	$14,946,946

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2011
Revenues	$405,060	$1,052,584	$3,858,020	$5,315,664
Cost of revenues	113,967	966,266	1,758,044	2,838,277
Operating expenses	12,877,649	97,367	2,668,824	15,643,840
Other income (expense)	(805,425)	(7,589)	(39,519)	(852,533)
Net income (loss)	$(13,391,981)	$(18,638)	$(608,367)	$(14,018,986)

Total assets	$12,707,606	$251,900	$1,266,566	$14,226,072

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Subsequent Events

NOTE 5 - SUBSEQUENT EVENTS

Subsequent to March 31, 2013, the Company issued 88,067 shares of its common stock for services valued at $95,435. The Company also issued 39,200 shares of its common stock upon the conversion of 3,500 preferred shares and accrued dividends of $4,752. The Company also issued 1,258,771 shares of its common stock upon the exercise of warrants for cash proceeds of $1,120,971.

On April 15, 2013, the Company announced that it had signed a binding LOA to acquire an EPCM company (engineering, procurement, construction management company) and an affiliated renewal energy company that specialize in the combined heat and power (“CHP”) alternative energy space.

In accordance with ASC 855-10, the Company’s management has reviewed all material events there are no additional material subsequent events to report.

Note 14 - Subsequent Events

On February 22, 2013, the Company and each of the Company’s wholly owned subsidiaries and TCA Global Credit Master Fund, LP (the “Lender”) entered into a Credit Agreement (the “Credit Agreement), dated as of January 31, 2013 and effective February 22, 2013 (the “Effective Date”).  Under the terms of the agreement, the Lender has committed to lend a total of $10,000,000 (the “Credit Facility”) to the Company pursuant to one of the Lender’s senior secured revolving notes (the “Notes”).  The Notes accrue interest at a rate of twelve percent (12%) per annum and mature six months following the date of issuance of the applicable Note.  The initial tranche of $1,500,000 was funded on February 22, 2013 and shall mature on August 22, 2013.  Following the initial tranche, the Company must meet specific monthly collateral requirements to further draw upon the revolving credit facility offered by TCA.  TCA Fund Management Group as the Investment Manager for TCA Global Credit Master Fund acts as an advisor to many small companies from its offices in the United States, United Kingdom and Australia. TCA Fund is a short duration, absolute return fund specializing in senior secured lending to small, mainly listed companies in the U.S., Canada, Western Europe and Australia.

The Credit Facility is secured a senior secured interest in all of the Company and the Subsidiaries’ assets other than Excluded Assets.  The initial tranche is earmarked to fund the Company’s Solar PV Joint Development Agreement (known as “Sun Valley”) and the Orange Center School Project.   Excluded Projects for future financing include all future projects and receipts associated therewith.  All payments or proceeds to the Company and/or subsidiaries related to the Initial Projects will be deposited in the control account pursuant to the terms of the Credit Agreement.  In connection with the Credit Agreement, the Company also issued 92,115 shares of restricted common stock (the “Fee Facility Shares”) to the Lender.

Subsequent to December 31, 2012 the Company has issued 3,000 shares of its common stock as an award to several employees. The Company has also issued 131,600 shares of common stock upon the conversion of 11,750 shares of Series A and B preferred stock and the related accrued dividends. The Company also issued 547,162 shares of common stock upon the exercise of warrants for net cash proceeds of $283,950. The Company also issued 92,115 shares for loan fees valued at $1.09 per share. The Company also issued 4,854 shares of common stock for services valued at $1.03 per share. The Company also issued 155,588 shares of common stock in satisfaction of $152,165 of other debt.

Subsequent to December 31, 2012 the Company repaid $51,110 of notes payable and $750,000 of related party payables.

In accordance with ASC 855, the Company evaluated subsequent events through the date these financial statements were issued. There were no additional material subsequent events that required recognition or additional disclosure in these financial statements.

CONDENSED FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2013
Notes
CONDENSED FINANCIAL STATEMENTS

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at March 31, 2013 and 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  The results of operations for the three-month periods ended March 31, 2013 and 2012 are not necessarily indicative of the operating results for the full year.

SIGNIFICANT EVENTS	3 Months Ended
Mar. 31, 2013
Notes
SIGNIFICANT EVENTS

NOTE 3 - SIGNIFICANT EVENTS

Issuances of Common Stock

On January 7, 2013 the Company issued 3,000 shares of its common stock to consultants for services valued at $1.10 per share. On January 14, 2013 the Company issued 45,000 shares upon the exercise of warrants per the terms of the employment agreement. On January 16, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,380. On January 22, 2013 the Company issued 100,000 shares upon the exercise of warrants per the terms of the employment agreement. On January 23, 2013 the Company issued 28,000 shares of common stock upon the conversion of 2,500 shares of its Series B preferred stock and accrued dividends of $3,270. On January 30, 2013 the Company issued 70,000 shares of common stock upon the conversion of 6,250 shares of its Series B preferred stock and accrued dividends of $8,745. On February 5, 2013 the Company issued 162,162 shares of its common stock to consultants for services valued at $0.92 per share. On February 8, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,415.  On February 22, 2013 the Company issued 92,115 shares of its common stock as a commitment fee for the Company’s line of credit valued at $1.09 per share. On February 27, 2013 the Company issued 50,000 shares upon the exercise of warrants per the terms of the consulting agreement. On March 8, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,212.  On March 12, 2013 the Company issued 4,854 shares of its common stock to consultants for services valued at $1.01 per share.  On March 20, 2013 the Company issued 165,000 shares upon the exercise of warrants per the terms of the employment agreement. On March 22, 2013 the Company issued 25,000 shares as an incentive to a lender to extend the expiration date of an outstanding note payable. On March 27, 2013 the Company issued 155,588 shares upon the conversion of related party debt of $152,165.

Issuance of Preferred Stock

During the three months ended March 31, 2013 the Company issued no shares of preferred stock.

Credit Line Payable

During the three months ended March 31, 2013 the Company received $1,500,000 in proceeds from a line of credit. The line of credit is for up to $10,000,000 subject to approval of the use of proceeds by the lender. The line of credit accrues interest at 12% per annum and is secured by the Company’s assets.

Related Party Notes Payable

During the three months ended March 31, 2013 the Company received $290,000 in proceeds from a demand note payable from a director of the Company. The Company also repaid $750,000 of demand notes to the director during the three months ended March 31, 2013. The demand notes payable accrues interest at 12% per annum and is unsecured.

STOCK PURCHASE WARRANTS AND OPTIONS	3 Months Ended
Mar. 31, 2013
Notes
STOCK PURCHASE WARRANTS AND OPTIONS

NOTE 4 - STOCK PURCHASE WARRANTS AND OPTIONS

A summary of the Company’s warrant activity during the periods ended March 31, 2013 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2011	607,791	$1.63	9.8	$1,018,089
Granted	52,720	1.37	10
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	1.58	8.2	$1,520,695
Granted
Forfeited	--		--
Exercised	--		--
Balance Outstanding, March 31, 2013	960,761	$1.58	8	$1,520,695
Exercisable, March 31, 2013	386,691	$1.58	8	$612,874

A summary of the Company’s warrant activity during the periods ended March 31, 2013 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2011	16,020,366	$2.53	2.78	$33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,415,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)

Balance Outstanding, December 31, 2012	19,807,876	1.63	7.04	$32,194,216
Granted	--	--	--
Exercised	(602,162)	(0.64)	--
Forfeited	--	--	--
Balance Outstanding March 31, 2013	19,205,714	$1.66	6.96	$31,860,604
Exercisable, March 31, 2013	15,245,714	$1.86	6.96	$28,292,104

SIGNIFICANT ACCOUNTING POLICIES: Use of Estimates (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). These accounting principles require management to make certain estimates, judgments and assumptions. Management believes that the estimates, judgments and assumptions upon which they rely are reasonable based upon information available to us at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the periods presented. The consolidated financial statements would be affected to the extent there are material differences between these estimates and actual results. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting any available alternative would not produce a materially different result. Significant estimates include the estimates of depreciable lives and valuation of property and equipment, valuation and amortization periods of intangible assets, valuation of derivatives, valuation of payroll tax contingencies, valuation of share-based payments, and the valuation allowance on deferred tax assets.

SIGNIFICANT ACCOUNTING POLICIES: Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements for 2012 reflect the financial position and operations of the Company and its wholly- owned subsidiaries, Blue Earth Tech, Inc., (BET) Castrovilla, Inc., (Castrovilla), Blue Earth Energy Management, Inc,  (BEEM), HVAC Controls and Specialties, Inc. (HVAC), Ecolegacy Gas & Power, LLC (Eco), Xnergy, Inc. (Xnergy), Blue Earth Energy Management Services, Inc. (BEEMS) and Blue Earth Finance, Inc. (BEF). For the year ended December 31, 2011, the consolidated financial statements included the accounts of Blue Earth Tech, Inc, Castrovilla, Inc., and Blue Earth Energy Management, Inc. The 2011 consolidated financial statements also include the accounts of HVAC Controls and Specialties, Inc., Ecolegacy, LLC and Xnergy, Inc. from September 1, 2011.

SIGNIFICANT ACCOUNTING POLICIES: Cash and Cash Equivalents- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash and Cash Equivalents-

Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents. There were no cash equivalents at December 31, 2012 and 2011.

SIGNIFICANT ACCOUNTING POLICIES: Accounts Receivable- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Accounts Receivable-

Accounts Receivable

The Company records accounts receivable related to its construction contracts based on billings or on amounts due under the contractual terms. Accounts receivable throughout the year may decrease based on payments received, credits for change orders, or back charges incurred.

Management reviews accounts receivable periodically to determine if any receivables will potentially be uncollectible. Management’s evaluation includes several factors including the aging of the accounts receivable balances, a review of significant past due accounts, economic conditions, and our historical write-off experience, net of recoveries. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. The Company’s allowance for doubtful accounts was $58,233 and $193,218 as of December 31, 2012 and 2011, respectively.

SIGNIFICANT ACCOUNTING POLICIES: Property and Equipment- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Property and Equipment-

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the assets per the following table. Expenditures for additions and improvements are capitalized while repairs and maintenance are expensed as incurred.

Category	Depreciation Term
Leasehold improvements	20 years
Computer and office equipment	3 - 5 years
Equipment and tools	5 - 10 years
Vehicles	5 years

SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Intangible Assets-

Intangible Assets

The Company records the purchase of intangible assets not purchased in a business combination in accordance with the ASC Topic 350 and records intangible assets acquired in a business combination in accordance with ASC Topic 805. In connection with the purchases of Castrovilla. and Xnergy. The Company has recorded $11,595,475 as the value of customer contracts and franchises. In 2011 the Company paid $277,000 for a license to energy conservation technology. The license was cancelled in 2012. These amounts are being amortized over their estimated useful lives of 5 years. The Company recorded amortization expense of $2,342,178 and $1,114,648 during the years ended December 31, 2012 and 2011, respectively. Annual amortization expense will be $2,319,075 through 2016.

SIGNIFICANT ACCOUNTING POLICIES: Long-Lived Assets (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Long-Lived Assets

Long-Lived Assets

Management evaluates the recoverability of the Company’s identifiable intangible assets and other long-lived assets in accordance with ASC Topic 360, which generally requires the assessment of these assets for recoverability when events or circumstances indicate a potential impairment exists. Events and circumstances considered by the Company in determining whether the carrying value of identifiable intangible assets and other long-lived assets may not be recoverable include, but are not limited to: significant changes in performance relative to expected operating results, significant changes in the use of the assets, significant negative industry or economic trends, a significant decline in the Company’s stock price for a sustained period of time, and changes in the Company’s business strategy. In determining if impairment exists, the Company estimates the undiscounted cash flows to be generated from the use and ultimate disposition of these assets. If impairment is indicated based on a comparison of the assets’ carrying values and the undiscounted cash flows, the impairment loss is measured as the amount by which the carrying amount of the assets exceeds the fair market value of the assets.

SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fair Value Measurements-

Fair Value Measurements

On January 1, 2008, the Company adopted the provisions of ASC Topic 820 “Fair Value Measurements and Disclosures”. ASC Topic 820 defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements. Excluded from the scope of ASC Topic 820 are certain leasing transactions accounted for under ASC Topic 840, “Leases.” The exclusion does not apply to fair value measurements of assets and liabilities recorded as a result of a lease transaction, but measured pursuant to other pronouncements within the scope of ASC Topic 820.

SIGNIFICANT ACCOUNTING POLICIES: Advertising- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Advertising-

Advertising

The Company conducts advertising for the promotion of its services. In accordance with ASC Topic 720-35-25, advertising costs are charged to operations when incurred. Advertising costs aggregated $107,215 and $300,927 for the years ended December 31, 2012 and 2011, respectively.

SIGNIFICANT ACCOUNTING POLICIES: Reclassifications (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Reclassifications	Reclassifications Certain amounts in the accompanying 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.

SIGNIFICANT ACCOUNTING POLICIES: Reserve for Warranty (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Reserve for Warranty	Reserve for Warranty The Company has accrued a reserve for the estimated cost of completing warranted services. The reserve is $1,717 and $25,241 as of December 31, 2012 and 2011, respectively.

SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Revenue Recognition

Revenue Recognition

The Company generates revenues from professional services contracts. Customers are billed, according to individual agreements. Revenues from professional services are recognized on a completed-contract basis, in accordance with ASC Topic 605-35, “Construction-Type and Production-Type Contracts.” Under the completed-contract basis, contract costs are recorded to a deferred asset account and billings and/or cash received are recorded to a deferred revenue liability account during the periods of construction. Costs include direct material, direct labor and subcontract labor. All revenues, costs, and profits are recognized in operations upon completion of the contract. A contract is considered complete when all costs except insignificant items have been incurred and final acceptance has been received from the customer. Corporate general and administrative expenses are charged to the periods as incurred. However, in the event a loss on a contract is foreseen, the Company will recognize the loss as incurred.

For uncompleted contracts, the deferred asset (accumulated contract costs) in excess of the deferred liability (billings and/or cash received) is classified under current assets as Costs in excess of billings on uncompleted contracts. The deferred liability (billings and/or cash received) in excess of the deferred asset (accumulated contract costs) is classified under current liabilities as Billings in excess of costs on uncompleted contracts. Contract retentions are included in accounts receivable.

SIGNIFICANT ACCOUNTING POLICIES: Income Taxes- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Income Taxes-

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year, and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized. A liability (including interest if applicable) is established in the consolidated financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Applicable interest is included as a component of income tax expense and income taxes payable.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2012, the tax years 2009 through 2011 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

The Company adopted the provisions of ASC Topic 740-10-25-09, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. The term “effectively settled” replaces the term “ultimately settled” when used to describe recognition, and the terms “settlement” or “settled” replace the terms “ultimate settlement” or “ultimately settled” when used to describe measurement of a tax position under ASC Topic 740. Topic 740-10-25-09 clarifies that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open.

SIGNIFICANT ACCOUNTING POLICIES: Basic and Diluted Loss Per Share- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basic and Diluted Loss Per Share-

Basic and Diluted Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the periods presented. Diluted net loss per common share is computed using the weighted average number of common shares outstanding for the period, and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options, stock warrants, convertible preferred stock or other common stock equivalents. Options to purchase 960,761 and 607,791 common shares and warrants to purchase 19,807,876 and 16,020,366 common shares were outstanding at December 31, 2012 and 2011, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. These options and warrants may dilute future earnings per share.

SIGNIFICANT ACCOUNTING POLICIES: Stock-Based Compensation- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Stock-Based Compensation-

Stock-Based Compensation

The Company recognizes compensation expense for stock-based compensation in accordance with ASC Topic No. 718. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes method for stock options; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete.

The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

SIGNIFICANT ACCOUNTING POLICIES: Comprehensive Income- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Comprehensive Income-	Comprehensive Income The Company has no items of other comprehensive income as of December 31, 2012 and 2011.

SIGNIFICANT ACCOUNTING POLICIES: Accounting for Derivatives (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Accounting for Derivatives

Accounting for Derivatives

The Company evaluates its options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging”. The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liability at the fair value of the instrument on the reclassification date.

SIGNIFICANT ACCOUNTING POLICIES: Research and Development- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Research and Development-

Research and Development

In accordance with ASC Topic 730, “Research and Development”, expenditures for research and development of the Company’s products and services are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $582 and $14,230 for the years ended December 31, 2012 and 2011, respectively.

SIGNIFICANT ACCOUNTING POLICIES: Recent Accounting Pronouncements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, or statements.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or its financial statements.

SIGNIFICANT ACCOUNTING POLICIES: Inventory (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Inventory

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of March 31, 2013 consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $325,445. The Company does not have any work in progress.

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of December 31, 2012 and 2011 consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $221,548 (net of $ 0 allowance) and $473,451 (net of $25,000 allowance), respectively. The Company does not have any work in progress.

SIGNIFICANT ACCOUNTING POLICIES: Prepaid Expenses and Deposits- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Prepaid Expenses and Deposits-

Prepaid Expenses and Deposits

The components of the Company’s prepaid expenses as of December 31, are as follows:

	2012	2011
Consulting fees (term 1-9 months)	$696,868	$440,038
Royalties (term as earned per contract)	-	68,213
Insurance (term 11 months)	42,555	29,000
Deposits (term 1 month)	182,494	3,000
Total prepaid expenses	$921,917	$540,251

SIGNIFICANT ACCOUNTING POLICIES: Technology License (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Technology License

Technology License

On May 16, 2011, the Company purchased a license to energy conservation technology known as “SwitchGenie”. The purchase price was $100,000 and 150,000 shares of the Company’s common stock valued at $1.18 per share, which was the market price on the transaction closing date. The license also requires the Company to pay a royalty based upon SwitchGenie sales. The Company had prepaid $68,213 in royalties against the license as of December 31, 2011 which was included in prepaid expenses. The Company was amortizing the cost of the license over the expected life of 5 years and has recorded $13,850 and $9,233 of amortization expense during the year ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012 the Company returned the technology license to the licensor in exchange for 75,000 shares of common stock and terminated the exclusive license and entered into a non exclusive license and supply agreement.

SIGNIFICANT ACCOUNTING POLICIES: Going Concern (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Going Concern

Going Concern

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES: Property and Equipment-: Estimated useful lives of assets (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Estimated useful lives of assets
Category	Depreciation Term
Leasehold improvements	20 years
Computer and office equipment	3 - 5 years
Equipment and tools	5 - 10 years
Vehicles	5 years

SIGNIFICANT ACCOUNTING POLICIES: Prepaid Expenses and Deposits-: Components of prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Components of prepaid expenses

	2012	2011
Consulting fees (term 1-9 months)	$696,868	$440,038
Royalties (term as earned per contract)	-	68,213
Insurance (term 11 months)	42,555	29,000
Deposits (term 1 month)	182,494	3,000
Total prepaid expenses	$921,917	$540,251

Property and Equipment: Major classes of assets (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Major classes of assets

	2012	2011
Office and computer equipment	$342,405	$352,227
Manufacturing and installation equipment	272,488	260,624
Leasehold improvements	759,304	759,304
Vehicles	404,720	422,803
Sub Total	1,778,917	1,794,958
Accumulated Depreciation	(1,117,762)	(944,207)
Net	$661,156	$850,751

Fair Value of Financial Instruments: Liabilities measured at fair value on a recurring and non-recurring basis (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Liabilities measured at fair value on a recurring and non-recurring basis

Total Carrying
	Value at	Fair Value Measurements at December 31, 2012
	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$-	$-	$-	$-

Total Carrying
	Value at	Fair Value Measurements at December 31, 2011
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$2,037,325	$-	$-	$2,037,325

Fair Value of Financial Instruments: Summary of activity of Level 3 liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Summary of activity of Level 3 liabilities
Balance at December 31, 2010	$1,288,159
Change in fair value 2011	749,166
Balance at December 31, 2011	2,037,325
Change in fair value 2012	(2,037,325)
Balance at December 31, 2012	$0

Fair Value of Financial Instruments: Assumptions utilized to estimate the fair value of warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Assumptions utilized to estimate the fair value of warrant derivative liability
Assumptions	December 31, 2012	December 31, 2011
Expected term (years)	0.0	1.8 - 9.7
Expected volatility	178%	152%
Risk-free interest rate	3.64%	0.71% - 4.13%
Dividend yield	0.00%	0.00%

Commitments and Contingencies: Future minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Future minimum lease payments
Year	Amount
2013	$364,800
2014	296,910
2015	253,020
2016	241,020
2017	241,020
Thereafter	3,374,280
Total	$4,771,050

Stockholders' Equity Note: Assumptions utilized to record compensation expense for stock options granted (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Assumptions utilized to record compensation expense for stock options granted

	December 31,	December 31,
	2012	2011
Expected term (years)	5.0 - 10.0	5.0 - 10.0
Expected volatility	94.45-116.86%	160%
Weighted-average volatility	94.45-116.86%	160%
Risk-free interest rate	0.23-1.53%	3.99%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

Stockholders' Equity Note: Stock option activity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Tables/Schedules
Stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2011	607,791	$1.63	9.8	$1,018,089
Granted	52,720	1.37	10
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	1.58	8.2	$1,520,695
Granted
Forfeited	--		--
Exercised	--		--
Balance Outstanding, March 31, 2013	960,761	$1.58	8	$1,520,695
Exercisable, March 31, 2013	386,691	$1.58	8	$612,874

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5.0
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	1,018,089
Granted	52,720	1.37	110
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	$1.58	8.2	$1,520,695
Exercisable, December 31, 2012	654,095	$1.52	8.2	$996,496

Stockholders' Equity Note: Summary of warrant activity (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Summary of warrant activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2010	11,870,116	$2.31		$27,457,223
Granted	2,660,000	2.53	5.00
Forfeited	(18,000)	1.00	--
Granted	1,489,250	3.00	1.00
Forfeited	(50,000)	1.25	--
Granted	69,000	1.75	5.00
Balance Outstanding, December 31, 2011	16,020,366	2.53	2.78	33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,412,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)
Balance Outstanding December 31, 2012	19,807,876	$1.63	7.04	$32,194,216
Exercisable, December 31, 2012	15,472,876	$1.85	7.04	$28,626,216

Income Taxes: Amounts provided for income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Amounts provided for income taxes

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Current (benefit) provision: federal	$--	$--
Current (benefit) provision: state	--	--
Total current provision	--	--
Deferred (benefit) provision	--	--
Deferred (benefit) provision relating to reduction of valuation allowance	--	--
Total deferred provision	--	--
Total provision (benefit) for income taxes from continuing operations	$--	$--

Income Taxes: Significant items making up the deferred tax assets and deferred tax liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Significant items making up the deferred tax assets and deferred tax liabilities

	December 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss carry forward	$3,736,000	$3,323,562
Warrant derivative liability	--	419,086
Capital loss carryover	381,600	--
Allowance for doubtful accounts	24,600	--
Related party accruals	17,800	--
Accrued vacation	28,100	--
Depreciation	35,800	--
Stock-based compensation	--	3,613,780
Amortization of intangible assets	--	374,271
Derivative attached to preferred stock	--	--
	4,223,900	7,730,699
Less: valuation allowance	(4,223,900)	(7,730,699)
Total deferred tax assets	---	--
Total deferred tax liabilities	---	--

Total net deferred tax assets (liabilities)	$—	$—

Income Taxes: Effective income tax expense (benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Effective income tax expense (benefit)

	For the Year Ended	For the Year Ended
	December 31, 2012	December 31, 2011
Federal tax rate applied to loss before income taxes	34.0%	34.0%
State income taxes, net of federal benefit	3.5%	3.5%
Permanent differences	-0.9%	-0.9%
Change in valuation allowance	-39.4%	-39.4%
Other	2.8%	2.8%
Income tax expense (benefit)	0.0%	0.0%

Related Party Transactions: Summary of the maturity of related party payables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Summary of the maturity of related party payables
Amount of
Principal Payments
Year	Due
2013	$1,976,995
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$1,976,995

Accrued Expenses: Summary of accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Summary of accrued expenses

	2012	2011
Accrued Consulting Fees	$220,631	$178,224
Credit Cards Payable	149,122	181,318
Accrued Interest Payable	51,786	--
Reserve for Warranty	1,717	25,241
Warrant Exercise Liability	--	8,000
Total	$423,256	$394,530

Long Term Debt: Bank line of credit- (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Bank line of credit-
December 31, 2012
Bank line of credit, opened on April 16, 2008, maturity on April 15, 2013; $50,000 credit limit, adjustable interest rate currently at 5.5% , unsecured	$ 48,812

Long Term Debt: Promissory Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Promissory Notes Payable
Amount of
Principal Payments
Year	Due
2013	$436,167
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$436,167

Long Term Debt: Automobile Contracts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Automobile Contracts Payable
Amount of
Principal Payments
Year	Due
2013	$18,407
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$18,407

Acquisition of Subsidiaries: Castrovilla, Inc. acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Castrovilla, Inc. acquisition

Purchase Price	Shares	Price	Total
Castrovilla	1,011,095	$1.90	$1,921,081
Humitech	267,857	$1.90	508,928
Cash			150,000
Total Purchase Price			$2,580,009
Assets at Fair Value
Cash			$ 466,620
Accounts receivable			325,199
Inventory			150,627
Property and equipment			53,088
Other assets			115,804
Distributorship and customer base			2,458,250
Total Assets			$ 3,569,588

Liabilities Assumed at Fair Value
Accounts payable and accrued expenses			$ 414,314
Notes payable			575,265
Cash			150,000
Equity			2,430,009

Total Liabilities and Equity			$ 3,569,588

Acquisition of Subsidiaries: Xnergy, Inc. and Subsidiary acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Xnergy, Inc. and Subsidiary acquisition

Purchase Price	Shares	Price	Total
Xnergy, Inc. and HVAC Controls & Specialties, Inc.	1,011,095	$1.90	$7,740,000
	267,857	$1.90
Total Purchase Price			7,740,000
Assets at Fair Value

Cash			$1,442,319
Receivables			710,437
Other current assets			150,278
Property and equipment			86,548
Related party receivable			2,632,192
Customer base			9,137,225
Total Assets			$ 14,158,999

Liabilities Assumed at Fair Value			575,265
Accounts payable			$ 379,227
Accrued liabilities			1,606,074
Notes payable			4,433,698
Equity			7,740,000
Total Liabilities and Equity			$ 14,158,999

Acquisition of Subsidiaries: Proforma Statement of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Proforma Statement of Operations
December 31,
2011
Revenues	$8,682,109
Net Loss	$(7,244,198)

Operating Segments: Operations of reportable segments (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Operations of reportable segments

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2012
Revenues	$5,022,144	$1,499,108	$3,444,821	$9,966,073
Cost of revenues	3,800,141	773,809	1,809,695	6,383,645
Operating expenses	11,501,232	685,230	2,666,656	14,853,118
Other income (expense)	1,704,204	(6,625)	(34,023)	1,663,556
Net income (loss)	$(8,575,025)	$33,444	$(1,065,553)	$(9,607,134)

Total assets	$13,815,552	$280,513	$850,881	$14,946,946

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2011
Revenues	$405,060	$1,052,584	$3,858,020	$5,315,664
Cost of revenues	113,967	966,266	1,758,044	2,838,277
Operating expenses	12,877,649	97,367	2,668,824	15,643,840
Other income (expense)	(805,425)	(7,589)	(39,519)	(852,533)
Net income (loss)	$(13,391,981)	$(18,638)	$(608,367)	$(14,018,986)

Total assets	$12,707,606	$251,900	$1,266,566	$14,226,072

STOCK PURCHASE WARRANTS AND OPTIONS: Stock option activity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Tables/Schedules
Stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2011	607,791	$1.63	9.8	$1,018,089
Granted	52,720	1.37	10
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	1.58	8.2	$1,520,695
Granted
Forfeited	--		--
Exercised	--		--
Balance Outstanding, March 31, 2013	960,761	$1.58	8	$1,520,695
Exercisable, March 31, 2013	386,691	$1.58	8	$612,874

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5.0
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	1,018,089
Granted	52,720	1.37	110
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	$1.58	8.2	$1,520,695
Exercisable, December 31, 2012	654,095	$1.52	8.2	$996,496

STOCK PURCHASE WARRANTS AND OPTIONS: Warrant activity (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Warrant activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2011	16,020,366	$2.53	2.78	$33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,415,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)

Balance Outstanding, December 31, 2012	19,807,876	1.63	7.04	$32,194,216
Granted	--	--	--
Exercised	(602,162)	(0.64)	--
Forfeited	--	--	--
Balance Outstanding March 31, 2013	19,205,714	$1.66	6.96	$31,860,604
Exercisable, March 31, 2013	15,245,714	$1.86	6.96	$28,292,104

SIGNIFICANT ACCOUNTING POLICIES: Accounts Receivable- (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Allowance for doubtful accounts	$ 58,233	$ 193,218

SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets- (Details) (USD $)	12 Months Ended		48 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2016
Details
Value of customer contracts and franchises	$ 11,595,475
License to energy conservation technology		277,000
Amortization expense, intangible assets	2,342,178	1,114,648
Annual amortization expense			$ 2,319,075

SIGNIFICANT ACCOUNTING POLICIES: Advertising- (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Advertising costs	$ 107,215	$ 300,927

SIGNIFICANT ACCOUNTING POLICIES: Reserve for Warranty (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Reserve for warranted services	$ 1,717	$ 25,241

SIGNIFICANT ACCOUNTING POLICIES: Research and Development- (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Research and development costs	$ 582	$ 14,230

SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Inventory cost	$ 325,445	$ 221,548
Allowance for obsolete inventory		$ 0	$ 25,000

SIGNIFICANT ACCOUNTING POLICIES: Prepaid Expenses and Deposits-: Components of prepaid expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Prepaid consulting fees	$ 696,868	$ 440,038
Prepaid royalties		68,213
Prepaid insurance	42,555	29,000
Prepaid deposits	182,494	3,000
Total prepaid expenses	$ 921,917	$ 540,251

SIGNIFICANT ACCOUNTING POLICIES: Technology License (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Amortization expense, technology license	$ 13,850	$ 9,233
Shares issued to terminate technology license	75,000

Property and Equipment: Major classes of assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Office and computer equipment		$ 342,405	$ 352,227
Manufacturing and installation equipment		272,488	260,624
Leasehold improvements		759,304	759,304
Vehicles		404,720	422,803
Property and equipment, Gross		1,778,917	1,794,958
Accumulated depreciation of property and equipment		(1,117,762)	(944,207)
Property and equipment, net-	$ 642,241	$ 661,156	$ 850,751

Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Depreciation expense on property and equipment	$ 213,633	$ 105,985
Value of property and equipment serving as security against debt	$ 360,210

Fair Value of Financial Instruments: Liabilities measured at fair value on a recurring and non-recurring basis (Details) (USD $)	Dec. 31, 2011
Details
Fair value of warrant derivative liability	$ 2,037,325

Fair Value of Financial Instruments: Summary of activity of Level 3 liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Fair value of of Level 3 liabilities	$ 0	$ 2,037,325	$ 1,288,159
Change in fair value of Level 3 liabilities	$ (2,037,325)	$ 749,166

Commitments and Contingencies: Future minimum lease payments (Details) (USD $)	Dec. 31, 2012
Details
Future minimum lease payments due, 2013	$ 364,800
Future minimum lease payments due, 2014	296,910
Future minimum lease payments due, 2015	253,020
Future minimum lease payments due, 2016	241,020
Future minimum lease payments due, 2017	241,020
Future minimum lease payments due, after 2017	3,374,280
Future minimum lease payments due, total	$ 4,771,050

Stockholders' Equity Note (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Series A preferred stock issued	97,850	200,000
Value of Series A preferred stock issued, per share		$ 10
Series A preferred stock proceeds	$ 978,500	$ 2,000,000
Series B preferred stock converted common stock	70,750
Common stock converted from Series B preferred stock	790,417
Series B preferred stock dividend payable	440,287
Value of the Class A Warrants	1,087,881
Proceeds allocated to Class A Warrants	497,792
Preferred stock proceeds	2,000,000
Amortized dividend expense, Clpreferred stock	497,792
Additional dividend expense, preferred stock	35,202
Common stock issued upon conversion of debt	1,220,501
Amount of debt converted into common stock	1,464,313
Common stock issued upon conversion of preferred stock and accrued dividends	790,417
Preferred stock converted for common stock	70,750
Accrued preferred dividends converted into common stock	111,924
Common stock issued to purchase certain solar projects	366,529
Value of common stock issued for purchase of solar projects	486,650
Cancellation of common stock for termination technology rights	75,000
Value of technology rights for which common stock was cancelled	253,917
Share of common stock issued for consulting services	370,741	743,903
Value of common stock issued for consulting services	497,429	973,150
Common stock issued upon exercise of warrants and options	467,723
Value of warrants and options exercised for common stock	128,611
Common stock cancelled upon warrant exercise	84,180
Common stock issued for subscription receivable	877,364
Common stock issued to acquire subsidiaries		5,779,762
Common stock issued, value of subsidiaries		7,537,817
Common stock issued for technology rights		150,000
Value of technology rights for which common stock was issued		177,000
Share of common stock issued as employee incentives		66,667
Value of common stock issued for employee incentives		114,667
Common stock issued upon exercise of options		34,805
Value of options exercised for common stock		18,000
Common stock cancelled upon cancellation of options		72,813
Value of options cancelled		95,785
Stock purchase options granted, 2009 Incentive Stock Plan	372,970	547,791
Stock purchase warrants granted to directors	1,212,500
Stock purchase warrants granted to executive employees	900,000	2,500,000
Stock purchase warrants granted to consultants	4,035,000	160,000
Stock purchase warrants granted to placement agents	146,750	69,000
Stock purchase warrants issued for Class A preferred stock		1,489,250
Compensation expense	4,307,594	7,809,893
Compensation costs related to nonvested share-based compensation	$ 1,328,375	$ 412,389

Stockholders' Equity Note: Stock option activity (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Options outstanding	960,761	960,761	607,791	298,500
Weighted Average Exercise Price, options outstanding	$ 1.58	$ 1.58	$ 1.63	$ 1
Aggregate Intrinsic Value, options outstanding	$ 1,520,695	$ 1,520,695	$ 1,018,089
Options exercisable	386,691	654,095
Weighted Average Exercise Price, options exercisable	$ 1.58	$ 1.52
Aggregate Intrinsic Value, options exercisable	$ 612,874	$ 996,496

Stockholders' Equity Note: Summary of warrant activity (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Warrants outstanding	19,205,714	19,807,876	16,020,366	11,870,116
Weighted Average Exercise Price, warrants outstanding	$ 1.66	$ 1.63	$ 2.53	$ 2.31
Aggregate Intrinsic Value, warrants outstanding	$ 31,860,604	$ 32,194,216	$ 33,801,473	$ 27,457,223
Warrants exercisable	15,245,714	15,472,876
Weighted Average Exercise Price, warrants exercisable	$ 1.86	$ 1.85
Aggregate Intrinsic Value, warrants exercisable	$ 28,292,104	$ 28,626,216

Income Taxes: Significant items making up the deferred tax assets and deferred tax liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Net operation loss carry forward, deferred tax assets	$ 3,736,000	$ 3,323,562
Warrant derivative liability		419,086
Capital loss carryover	381,600
Allowance for doubtful accounts-	24,600
Related party accruals	17,800
Accrued vacation	28,100
Depreciation on deferred tax assets	35,800
Stock-based compensation, deferred tax liability		3,613,780
Amortization of intangible assets-		374,271
Less: valuation allowance	$ (4,223,900)	$ (7,730,699)

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Increase (Decrease) in the valuation allowance	$ (3,506,799)	$ 4,796,837
Net operating loss carry forwards	$ 8,853,000

Concentration of Credit Risk (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Deposits in excess of insurable limits (credit risk)	$ 57,405	$ 30,883

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 17, 2008
Details
Promissory note for payment of stock, related party			$ 2,486,850
Promissory note for payment of stock, related party (receivable balance)		2,632,192
Promissory note for payment of stock, related party (shares)	877,364
Amount borrowed, related party (director)	$ 1,605,000

Related Party Transactions: Summary of the maturity of related party payables (Details) (USD $)	Dec. 31, 2012
Details
Amount of Principal Payments Due, related party (director)	$ 1,976,995

Accrued Expenses: Summary of accrued expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Accrued Consulting Fees	$ 220,631	$ 178,224
Credit Cards Payable	149,122	181,318
Accrued Interest Payable	51,786
Reserve for Warranty	1,717	25,241
Warrant Exercise Liability		8,000
Accrued Expenses, total	$ 423,256	$ 394,530

Long Term Debt: Bank line of credit- (Details) (USD $)	Dec. 31, 2012
Details
Bank line of credit-	$ 48,812

Long Term Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Details
Common stock issued upon conversion of debt	1,185,389
Debt converted for common stock	$ 1,391,188
Payments received, promissory notes payable	500,000
Repayment, promissory notes payable	$ 50,000

Long Term Debt: Promissory Notes Payable (Details) (USD $)	Dec. 31, 2012
Details
Amount of Principal Payments Due, promissory notes payable	$ 436,167

Long Term Debt: Automobile Contracts Payable (Details) (USD $)	Dec. 31, 2012
Details
Amount of Principal Payments Due, automobile contracts payable	$ 18,407

Acquisition of Subsidiaries (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 02, 2011
Details
Acquisition of Castrovilla, Inc., Castrovilla (shares)		1,011,095
Acquisition of Castrovilla, Inc., Castrovilla (share value)		$ 1,921,081
Acquisition of Castrovilla, Inc., Humitech (cash)		150,000
Acquisition of Castrovilla, Inc., Humitch (shares)		267,857
Acquisition of Castrovilla, Inc., Humitech (share value)		508,928
Revenue recognized, Castrovilla	3,858,020
Net loss recognized, Castrovilla	608,367
Payment of existing obligation for Castrovilla		50,000
Revenue recognized, Xnergy	1,457,643
Net loss recognized, Xnergy	$ 962,723

Acquisition of Subsidiaries: Castrovilla, Inc. acquisition (Details) (USD $)	Jan. 02, 2011
Details
Acquisition of Castrovilla, Inc., fair value of assets acquired	$ 3,569,588

Acquisition of Subsidiaries: Xnergy, Inc. and Subsidiary acquisition (Details) (USD $)	Sep. 07, 2011
Details
Acquisition of Xnergy, Inc. (shares)	1,011,095
Acquisition of Xnergy, Inc. (share value)	$ 7,740,000
Acquisition of Xnergy, Inc., fair value of assets acquired	$ 14,158,999

Acquisition of Subsidiaries: Proforma Statement of Operations (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Details
Revenues, Castrovilla and Xnergy (proforma)	$ 8,682,109
Net loss, Castrovilla and Xnergy (proforma)	$ (7,244,198)

Operating Segments: Operations of reportable segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Revenues, management and construction	$ 5,022,144	$ 405,060
Revenues, HVAC Services	1,499,108	1,052,584
Revenues, Energy Efficiency	3,444,821	3,858,020
Revenues, Consolidated	9,966,073	5,315,664
Cost of revenues, management and construction	3,800,141	113,967
Cost of revenues, HVAC Services	773,809	966,266
Cost of revenues, Energy Efficiency	1,809,695	1,758,044
Cost of revenues, Consolidated	6,383,645	2,838,277
Operating expenses, management and construction	11,501,232	12,877,649
Operating expenses, HVAC Services	685,230	97,367
Operating expenses, Energy Efficiency	2,666,656	2,668,824
Operating expenses, Consolidated	14,853,118	15,643,840
Other income (expense), management and construction	1,704,204	(805,425)
Other income (expense), HVAC Services	(6,625)	(7,589)
Other income (expense), Energy Efficiency	(34,023)	(39,519)
Other income (expense), Consolidated	1,663,556	(852,533)
Net income (loss), Management and Construction	(8,575,025)	(13,391,981)
Net income (loss), HVAC Services	33,444	(18,638)
Net income (loss), Energy Efficiency	(1,065,553)	(608,367)
Net income (loss), Consolidated	(9,607,134)	(14,018,986)
Total assets, Management and Construction	13,815,552	12,707,606
Total assets, HVAC Services	280,513	251,900
Total assets, Energy Efficiency	850,881	1,266,566
Total assets, Consolidated	$ 14,946,946	$ 14,226,072

Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended
	Apr. 30, 2013	Apr. 01, 2013	Feb. 22, 2013
Details
Credit Agreement, loan commitment			$ 10,000,000
Credit Agreement, initial trench			1,500,000
Shares of common stock issued, employee rewards, subsequent event		3,000
Shares of common stock issued, conversion of preferred stock, subsequent event		131,600
Preferred stock converted, subsequent event		11,750
Common stock issued upon exercise of warrants, subsequent event	1,258,771	547,162
Cash proceeds from exercise of warrants, subsequent event		283,950
Shares of common stock issued, for loan fees, subsequent event		92,115
Per share value of common stock issued for loan fees, subsequent event		$ 1.09
Shares of common stock issued, for services, subsequent event		4,854
Per share value of common stock issued for services, subsequent event		$ 1.03
Shares of common stock issued, debt satisfaction, subsequent event		155,588
Debt satisfied for common stock, subsequent event		152,165
Notes payable repaid, subsequent event		51,110
Related party notes repaid, subsequent event		750,000
Shares of common stock issued for services, subsequent event	88,067
Shares of common stock issued for services, subsequent event (valued)	95,435
Common stock exchanged for Series B preferred stock, subsequentevent	39,200
Shares of Series B preferred stock converted, subsequent event	3,500
Series B preferred stock, accrued dividends, subsequent event	$ 4,752
Common stock issued upon exercise of warrants, subsequent event (proceeds)	1,120,971

SIGNIFICANT EVENTS (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 27, 2013	Mar. 22, 2013	Mar. 20, 2013	Mar. 12, 2013	Mar. 08, 2013	Feb. 27, 2013	Feb. 22, 2013	Feb. 08, 2013	Feb. 05, 2013	Jan. 30, 2013	Jan. 23, 2013	Jan. 22, 2013	Jan. 16, 2013	Jan. 14, 2013	Jan. 07, 2013
Details
Share of common stock issued for services					4,854					162,162						3,000
Value of common stock, per share, issued for services					$ 1.01					$ 0.92						$ 1.1
Common stock issued upon exercise of warrants				165,000			50,000						100,000		45,000
Common stock exchanged for Series B preferred stock						11,200			11,200		70,000	28,000		11,200
Shares of Series B preferred stock converted						1,000			1,000		6,250	2,500		1,000
Series B preferred stock, accrued dividends						$ 1,212			$ 1,415		$ 8,745	$ 3,270		$ 1,380
Common stock issued for line of credit								92,115
Value of common stock, per share, for line of credit								$ 1.09
Common stock issued as incentive for debt extension			25,000
Common stock issued upon conversion of related party debt		155,588
Common stock issued upon conversion of related party debt, amount		152,165
Proceeds from line of credit-	1,500,000
Proceeds from demand note payable, related party	290,000
Repayments on demand note payable, related party	$ 750,000
Accrued interest, demand note payable - related party	12.00%

STOCK PURCHASE WARRANTS AND OPTIONS: Stock option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Details
Options outstanding	960,761	960,761	607,791	298,500
Weighted Average Exercise Price, options outstanding	$ 1.58	$ 1.58	$ 1.63	$ 1
Aggregate Intrinsic Value, options outstanding	$ 1,520,695	$ 1,520,695	$ 1,018,089
Options granted	52,720
Weighted Average Exercise Price, options granted	$ 1.37
Options granted2	10,000
Weighted Average Exercise Price, options granted2	$ 1.23
Options granted3	175,000
Weighted Average Exercise Price, options granted3	$ 1.27
Options granted4	135,250
Weighted Average Exercise Price, options granted4	$ 1.72
Options exercised	(20,000)
Weighted Average Exercise Price, options exercised	$ 0.9
Options exercisable	654,095	386,691
Weighted Average Exercise Price, options exercisable	$ 1.52	$ 1.58
Aggregate Intrinsic Value, options exercisable	$ 996,496	$ 612,874

STOCK PURCHASE WARRANTS AND OPTIONS: Warrant activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Warrants outstanding	19,205,714	19,807,876	16,020,366	11,870,116
Weighted Average Exercise Price, warrants outstanding	$ 1.66	$ 1.63	$ 2.53	$ 2.31
Aggregate Intrinsic Value, warrants outstanding	$ 31,860,604	$ 32,194,216	$ 33,801,473	$ 27,457,223
Warrants granted		900,000
Weighted Average Exercise Price, warrants granted		$ 1.16
Warrants granted2		700,000
Weighted Average Exercise Price, warrants granted2		$ 1.33
Warrants granted3		660,000
Weighted Average Exercise Price, warrants granted3		$ 0.01
Warrants granted4		75,000
Weighted Average Exercise Price, warrants granted4		$ 0.1
Warrants granted5		2,400,000
Weighted Average Exercise Price, warrants granted5		$ 1
Warrants granted6		1,415,260
Weighted Average Exercise Price, warrants granted6		$ 3
Warrants granted7		1,415,500
Weighted Average Exercise Price, warrants granted7		$ 0.01
Warrants granted8		146,750
Weighted Average Exercise Price, warrants granted8		$ 1.75
Warrants forfeited		(3,495,000)
Weighted Average Exercise Price, warrants forfeited		$ (1.96)
Warrants exercised		(427,000)
Weighted Average Exercise Price, warrants exercised	$ (0.64)	$ (0.47)
Warrants exercisable	15,245,714	15,472,876
Weighted Average Exercise Price, warrants exercisable	$ 1.86	$ 1.85
Aggregate Intrinsic Value, warrants exercisable	$ 28,292,104	$ 28,626,216